INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES	Income Taxes
Income tax expense consisted of the following components:

(Dollars in thousands)	2021	2020	2019
Current expense
Federal	$21,397	$34,632	$31,343
State	2,289	2,349	854
Total current expense	23,686	36,981	32,197
Deferred expense (benefit)
Federal	10,944	(8,624)	10,946
State	1,143	244	1,644
Total deferred expense (benefit)	12,087	(8,380)	12,590
Income tax expense	$35,773	$28,601	$44,787

The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2021	2020	2019
Income taxes computed at federal statutory rate (21%) on income before income taxes	$50,596	$38,726	$51,001
Benefit from tax-exempt income	(5,613)	(5,901)	(5,964)
Tax credits	(21,561)	(13,064)	(10,075)
Basis reduction on tax credit	1,346	657	738
Tax expense (benefit) of equity compensation	(243)	340	(140)
State income taxes, net of federal tax benefit	2,711	2,049	1,973
Affordable housing investments	7,194	6,635	5,825
Other	1,343	(841)	1,429
Income tax expense	$35,773	$28,601	$44,787
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2021, and 2020, were as follows:

(Dollars in thousands)	2021	2020
Deferred tax assets
Allowance for credit losses	$29,754	$39,671
Fair value adjustments on business combinations	0	3,870
Deferred compensation	292	235
Postretirement benefits other than pension liability	652	684
Accrued stock-based compensation	1,836	1,654
OREO write-downs	0	8
Interest on nonaccrual loans	442	1,712
Accrued expenses	7,286	5,647
State net operating loss	1,746	1,959
Leasing liability	15,794	16,947
Reserve for unfunded commitments	3,049	2,854
Deferred loan fees and costs	0	1,691
Other	565	577
Total deferred tax assets	61,416	77,509

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(9,117)	(11,923)
FHLB and FRB stock	(3,836)	(4,043)
Mortgage-servicing rights	(3,518)	(2,925)
Leasing activities	(10,860)	(6,661)
Retirement obligation	(13,754)	(10,984)
Intangible assets	(16,081)	(13,942)
Deferred loan fees and costs	(933)	0
Prepaid expenses	(680)	(619)
Limited partnership investments	(2,957)	(2,471)
Fair value adjustments on business combinations	(6,900)	0
Net unrealized gains on investment securities	(5,791)	(20,253)
Foreign exchange deferred income	(428)	(2,080)
ASU 2016-01 unrealized gain/loss-equity securities	(2,339)	(2,179)
Right of use assets	(13,390)	(15,053)
Other	(2,426)	(2,035)
Total deferred tax liabilities	(93,010)	(95,168)
Total net deferred tax liability	$(31,594)	$(17,659)

At December 31, 2021 and 2020, the Company had a state net operating loss carryforward from MSFG of $2.3 million and $2.5 million. This carryforward begins to expire in 2025. The Company expects to fully utilize this net operating loss and, therefore, a valuation allowance was not required at December 31, 2021 and 2020. The acquired MSFG state net operating loss is subject to IRC Section 382 and is limited annually.

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods and the reversal of deferred tax liabilities during the same period. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was recorded at December 31, 2021 and 2020.

The Bank’s retained earnings at December 31, 2021 and 2020 included base-year bad debt reserves of $16.1 million.  Base-year reserves are subject to recapture in the event the Bank redeems its stock, makes distributions in excess of current and accumulated earnings and profits (as calculated for federal income tax purposes), loses its “bank” status or liquidates.  The Bank has no intention of meeting any of the criteria for recapture.  Accordingly, a deferred income tax liability of $3.4 million has not been recorded.

At both December 31, 2021 and 2020, First Financial had $1.9 million of unrecognized tax benefits, as determined in FASB ASC Topic 740-10, Income Taxes, that, if recognized, would favorably affect the effective income tax rate in future periods. A progression of gross unrecognized tax benefits as of December 31, 2021 and 2020 is as follows:

(Dollars in thousands)	2021	2020
Balance at beginning of year	$2,386	$3,006
Settlements	0	(620)
Balance at end of year	$2,386	$2,386

The unrecognized tax benefits relate to state income tax exposures where First Financial believes it is likely that, upon examination, a state may take a position contrary to the position taken by the Company. The Company believes that resolution regarding our uncertain tax positions is reasonably possible within the next twelve months and could result in full, partial or no recognition of the benefit. First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2021 and 2020, the Company had no interest or penalties recorded.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2018 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2018 through 2021 remain open to examination by the federal taxing authority. With limited exception, First Financial is no longer subject to state and local income tax examinations for years prior to 2017.